Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies
Basis of presentation

a)  Basis of presentation

The Group’s consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Principles of consolidation

b)  Principles of consolidation

The Group’s consolidated financial statements include the accounts of the Company, its subsidiaries and its consolidated VIEs, of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All inter-company transactions and balances have been eliminated upon consolidation.

The combined or consolidated financial statements for all periods presented are retrospectively adjusted to reflect the net assets from business combination transaction between entities under common control of Hywin International Insurance Broker Limited on June 11, 2018 (see Note 3 (m)).

Use of estimates

c)  Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Group continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Group believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Group’s consolidated financial statements include but are not limited to estimates and judgments applied in determination of allowance for doubtful receivables and loans, impairment losses for long-lived assets, valuation allowance for deferred tax assets, fair value measurement for share-based compensation liabilities, and assumptions related to the consolidation of entities in which the Company holds variable interests. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Foreign currency translation and transactions

d)  Foreign currency translation and transactions

The Group’s reporting currency is Renminbi (“RMB”). The Group’s operations are principally conducted through its subsidiaries and VIEs located in the PRC where RMB is the functional currency. For those subsidiaries and VIEs which are not located in mainland PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income/(loss) in shareholders’ equity.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.4601 on June 30, 2021 for balance sheet items, except equity, and US$1.00 = RMB6.6199 for items in the statement of operation and comprehensive income, and statement of cash flow, representing the certificated exchange rate published by the People’s Bank of China. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2021, or at any other rate.

Cash and cash equivalents

e)  Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use. The Group considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Restricted cash

f)   Restricted cash

Restricted cash mainly represents the investors’ uninvested cash balances temporarily deposited in the Group’s bank accounts. These cash balances were under the custody and supervision of the designated financial institution as required by the China Securities Regulatory Commission (“CSRC”), for the purpose of preventing misuse of investors’ funds.

Accounts receivable

g)  Accounts receivable

The Group records accounts receivable at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

The aging schedule of the accounts receivable is as follows:

	For the years ended June 30,
	2020	2021	2021
	RMB	RMB	US$

Less than 3 months	345,838	466,082	72,148
More than 3 months and less than 1 year	57,855	127,979	19,810
More than 1 year	—	—	—
Total	403,693	594,061	91,958

The roll forward schedule of accounts receivable is as follows:

	Amount
	RMB	US$
Balance as of July 1, 2019	290,352	42,235
Revenue (including VAT)	1,352,898	191,101
Collection	(1,239,557)	(176,313)
Balance as of June 30, 2020	403,693	57,023
Revenue (including VAT)	1,940,407	298,117
Collection	(1,750,039)	(263,182)
Balance as of June 30, 2021	594,061	91,958

As of June 30, 2020 and 2021, the Group recorded nil allowances for doubtful accounts against its accounts receivable, respectively.

Property and equipment, net

h)   Property and equipment, net

The Group’s property and equipment are recorded at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:

Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives
Vehicles	5 years
Office equipment	5 years
Electronic devices	3-5 years

When property and equipment are retired or otherwise disposed of, resulting gain or loss is included in net income in the period of disposition.

For the years ended June 30, 2020 and 2021, the Group recognized a loss of RMB1,453 and RMB81 (US$12) from disposal of furniture, fixture and equipment, respectively, which were included in the Group’s other expenses.

Intangible assets, net

i)   Intangible assets, net

The Group’s intangible assets primarily consisted of software purchased from third-party suppliers, Private Investment Fund Manager Certificate in PRC (“PRC private investment fund manager certificate”), Hong Kong Securities and Futures Commission financial licenses (“HKSFC financial licenses”) and Membership of Hong Kong Professional Insurance Brokerage Association (“HK insurance brokerage license”) obtained through various business combination transactions.

Software is initially recorded at historic acquisition cost and amortized on a straight-line basis over the estimated useful lives of 3 to 5 years.

PRC private investment fund manager certificate, HKSFC financial licenses and HK insurance brokerage license acquired through the acquisition of Shenzhen Panying, Hywin Asset Management (Hong Kong) Limited and Hywin International Insurance Broker Limited, respectively, were initially recorded at cost, as the assets acquired and liabilities assumed in the respective transactions did not constitute a business, and the transactions were accounted for as asset acquisitions.

PRC private investment fund manager certificate, HKSFC financial licenses and HK insurance brokerage license were determined to have an indefinite useful life. As a result, these intangible assets should not be amortized until its useful life is determined to be no longer indefinite.

If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset will be tested for impairment and then be amortized prospectively over its estimated remaining useful life and accounted for in the same way as intangible assets subject to amortization.

Impairment of long-lived assets

j)  Impairment of long-lived assets

All long-lived assets, which include tangible long-lived assets and intangible long-lived assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value.

For the years ended June 30, 2020 and 2021, there were no impairment recognized on long-lived assets.

Fair value of financial instruments

k)   Fair value of financial instruments

The Group’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, short-term loan receivables and due from related parties. The carrying values of these financial instrument approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Group evaluates its hierarchy disclosures each quarter.

Business combination

l)  Business combination

Business combinations are recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

The Group early adopted Accounting Standard Update (“ASU”) 2017-01 “Business Combination (Topic 805): Clarifying the Definition of a Business” for the two transactions discussed below, as permitted by this guidance. In accordance with ASU 2017-01, a new screen test is introduced to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

Acquisition of Shenzhen Panying Asset Management Co., Ltd

On September 29, 2019, the shareholders of Shenzhen Panying, a PRC-licensed fund manager licensed in private equity investment, which was incorporated on May 23, 2014 in Shenzhen, the PRC, entered into the same series of VIE agreements with Hywin Consulting, and as a result, became a consolidated VIE of the Group. Shenzhen Panying offered asset management service and is substantially dormant.

As substantially all of the fair value of the gross assets acquired in this transaction was concentrated in a single identifiable asset, i.e. PRC private investment fund manager certificate, the Group determined that the set of transferred assets and activities was not a business. As a result, the transaction was accounted for as an assets acquisition. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed. A cash consideration of RMB1,900 (US$268) was payable to the shareholders of Shenzhen Panying.

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of September 29, 2019:

	Amount Allocated
	RMB	US$

Acquired intangible assets:
--PRC private investment fund manager certificate	2,533	357
--Related deferred tax liability	(633)	(89)
Total cash consideration paid	1,900	268

Acquisition of Shanghai Ziji Information Technology Co., Ltd.

On May 11, 2020, for the purpose of developing the information technology of the Group, through Shanghai Youqiding Asset Management Co., Ltd. (“Youqiding”), a subsidiary of the Group’s VIE, the Group acquired 100% equity interest of Shanghai Ziji from an independent third party for a cash consideration of RMB6,300.

The acquisition was using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income and cost approach. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed are based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of May 11, 2020:

	Amount Allocated
	RMB	US$

Cash and cash equivalents	15,200	2,147
Other current assets	2,200	311
Other current liabilities	(14,200)	(2,005)
Acquired intangible assets:
--Software	4,133	584
--Related deferred tax liability	(1,033)	(147)
Total cash consideration paid	6,300	890

Disposal of VIE's subsidiaries to entities under common control

m)  Disposal of VIE’s subsidiaries to entities under common control

For the Group’s consolidated VIEs’ subsidiaries that were disposed to entities controlled by the same owners as the Group, substantially no gain or loss was recognized in earnings in the reporting period when the VIEs’ subsidiaries were disposed. As such, for the years ended June 30, 2020 and 2021, no deemed net distribution to the shareholders, as a result of such disposals, was recorded in the Group’s additional paid-in capital.

Revenue recognition

n)  Revenue recognition

In accordance with ASC Topic 606, which the Group early adopted from July 1, 2017, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Wealth management service

Revenue generated from providing wealth management service represents one-time distribution commissions and performance-based income the Group earns by serving as a financial products distributor. It also included revenues generated from providing insurance brokerage service which represents one-time commission the Group earns by serving as a broker to an insurance company through facilitating the sales of various insurance products offered by the insurance companies.

One-time distribution commissions

One-time distribution commissions generated from the Group’s wealth management service are earned from (1) distribution of various financial products (mostly private-raised fund products) on behalf of the financial product issuers and (2) serving as a broker to an insurance company through facilitating the sales of various insurance products offered by the insurance companies.

(3)	Distribution of financial products

For distribution of financial products, the Group enters into distribution agreements with the financial product issuers to specify key terms and conditions of each arrangement, which among other things, include a pre-agreed one-time distribution commission entitled by the Group in exchange for its distribution service. Such one-time distribution commissions entitled by the Group do not include rights of return, credits or discounts, rebates, price protection or other similar privileges, once earned.

One-time distribution commissions are separately negotiated for each agreement, and is calculated based on a pre-agreed annualized rate, the fixed lock-up period of the financial products (days), and total amounts purchased by the investors through the Group’s distribution channels.

Revenues from one-time distribution commissions are recognized at a point in time upon establishment of a financial product, which is when the single performance obligation to provide distribution service of financial products on behalf of the product issuer to investors is fulfilled. The Group defines the “establishment of a financial product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the investor referred by the Group has entered into a purchase or subscription contract with the product issuer and (2) the product issuer has issued a formal notice to confirm the establishment of a financial product. Different types of wealth management products would have the same timing on recognition of revenue but different commission rate.

The one-time distribution commissions are earned and recognized when each individual investment is made, while the commission payments received from the product issuers are made in accordance with payment schedule agreed between the Group and the product issuer, which is usually less than three months after the end of the fund-raising period.

(4)	Insurance brokerage service

For insurance brokerage service, the single performance obligation identified is to provide facilitation service to the insurance companies, i.e. to refer clients to buy the customers’ insurance products. The brokerage service commission are earned when each individual insurance transaction is completed and a cooling off period has elapsed.

The Group enters into insurance brokerage service contracts with insurance companies to specify key terms and conditions of each arrangement, which among other things, include a pre-agreed one-time commission entitled by the Group in exchange for its sales facilitation service provided to the insurance companies. These commissions is normally calculated as a percentage (which varies depending on the type of insurance products involved) of the premium to the insurance companies from sales facilitated by the Group in respect of an insurance product. The insurance companies have the right to amend the prospective commission percentage from time to time at their entire discretion by giving written notice to the Group.

The one-time commissions do not include credits or discounts, rebates, price protection or other similar privileges, once earned, but are subject to clawback under all circumstances that results in a refund of premium from the insurance companies to its clients.

The clawback provision entitled the insurance companies and brokers to recall any payment previously paid to the Group or to set off against any future payment. During the years ended June 30, 2019, 2020 and 2021, there were revenue amounted HKD 0.03 million, HKD1.0 million and HKD 0.2 million subject to clawback. The Group evaluates and updates its estimates of the clawback provision of each contract at each reporting date, based on historical experiences and various other assumptions that the Group believes to be reasonable under the circumstances and concludes that the occurrence of clawback from insurance companies and brokers are considered remote.

The commission payment term from insurance companies is normally on a semi-month basis, with payment paid within 6-26 days after the amount of service fee of previous statement was confirmed by the both parties.

As a result, the Group recognizes the one-time commissions at a point in time when earned upon the end of the cooling off period of each insurance product sales contract signed by the insurance companies with its clients, of which the transaction was facilitated by the Group, as the Group believes that it is probable that a significant reversal in the cumulative amount of revenue recognized would not occur. The Group defines the “cooling off period” for its revenue recognition purpose as the period that the clients can unconditionally cancel their insurance contract and obtain refund after the contract has established. The performance obligation to provide referral can only be fulfilled after the cooling off period.

Performance-based income

In some of the Group’s fund distribution arrangements, the Group is also entitled to a performance-based income, which is based on the extend by which the related fund’s investments performance exceeds a hurdle rate. Such performance-based fees are a form of variable consideration, and are typically calculated and distributed when the cumulative return of the fund can be determined.

Such performance-based income is typically recognized as revenues at a point in time, usually when the fund liquidates and the cumulative return of the fund can be determined.

The Group does not bear any loss from the investors’ investments nor provides any guarantees of return with respect to the products it distributes.

Asset management service

Revenues generated from providing asset management service represents management fees and performance-based income the Group earns by serving as a fund manager.

Management fees

Management fees generated from the Group’s asset management services are earned from providing investment management service throughout the duration of various investment funds, which represents a performance obligation that is satisfied over time.

Revenues of management fees are recognized over time on a monthly basis over the contract term, which is calculated in accordance with the respective fund contract or mandate agreement, either as a percentage of the total investments made by the investors or as a percentage of the fair value of the fund’s or mandate’s net assets, calculated regularly. The management fees do not include any rights of return, credits or discounts, rebates, price protection or other similar privileges, once determined.

Performance-based income

In a typical asset management arrangement in which the Group serves as a fund manager, beside management fee, the Group is also entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold. The performance-based fees earned by the Group are a form of variable consideration in the Group’s asset management contracts with customers.

Such revenues of performance-based income from providing asset management service are recognized at a point in time when the performance of the fund can be determined.

Others

Revenue generated from others mainly represents referral service fee for oversea property purchases and information technology service fee for providing transaction process management service to fund managers. These revenues are recognized at a point in time based on the value of property purchased and the fund-raising amount of the products

The following tables present the Group’s revenues disaggregated by service line and timing of revenue recognition:

	Year Ended June 30, 2019
	Wealth	Insurance	Assets		Total Net
	Management	Brokerage	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,062,420	71,969	1,422	—	1,135,811
Revenues recognized over time	—	—	10,801	—	10,801
Total	1,062,420	71,969	12,223	—	1,146,612

	Year Ended June 30, 2020
	Wealth	Insurance	Assets		Total Net
	Management	Brokerage	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,183,468	90,966	—	5,809	1,280,243
Revenues recognized over time	—	—	4,620	—	4,620
Total	1,183,468	90,966	4,620	5,809	1,284,863

	Year Ended June 30, 2021
	Wealth	Insurance	Assets		Total Net
	Management	Brokerage	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,720,500	75,052	1,322	23,928	1,820,802
Revenues recognized over time	—	—	13,620	—	13,620
Total	1,720,500	75,052	14,942	23,928	1,834,422
Amounts in US$	259,898	11,337	2,257	3,615	277,107

Compensation and benefit

o)  Compensation and benefit

Compensation and benefits primarily include base salary, sales commission and other compensation and benefits of the Group’s relationship managers, who directly contribute to the Group’s revenues generation activities, such as distribution of fund products and insurance products.

Unpaid commissions were separately presented as commission payable and commission payable-long term on the Group’s consolidated balance sheets, depending on whether the amounts are expected to be paid within or after one year of each reporting date.

Income taxes

p)  Income taxes

The Group follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of income and comprehensive income in the period that includes the enactment date.

Uncertain tax positions

q)  Uncertain tax positions

The Group uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Group’s Hong Kong and PRC subsidiaries and VIEs are subject to examination by the relevant local tax authorities. According to the Departmental Interpretation and Practice Notes No.11 (Revised) (“DIPN11”) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. For the years ended June 30, 2019, 2020 and 2021, the Group did not have any material interest or penalties associated with tax positions. The Group did not have any significant unrecognized uncertain tax positions as of June 30, 2020 or 2021. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Share-based compensation

r)   Share-based compensation

The Group’s share-based payment transactions with employees are measured based on the grant-date fair value of the instruments, with recognition of either a corresponding increase in equity or a liability, depending on whether the instruments granted satisfy the equity or liability classification criteria. Refer to Note 18 for details.

Segment reporting

s)   Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of chief executive officer of the Group’s management team. Consequently, the Group has determined that it has only one reportable operating segment, which is the provision of financial services.

Comprehensive income

t)  Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the years presented, total comprehensive income included foreign currency translation adjustments.

Earnings per share

u)  Earnings per share

Basic earnings per share is computed by dividing income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the convertible preferred shares are included in the computation of diluted earnings per share on an “if-converted” basis when the impact is dilutive.

Commitments and contingencies

v)  Commitments and contingencies

The Group accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

As of June 30, 2020 and 2021, the Group recognized RMB9,037 and RMB1,300 contingent liabilities, respectively, relating to litigations against Hywin Wealth Management. The Group believed that it is probable that these liabilities had been incurred as of each reporting date and the amount of the losses could be reasonably estimated. Contingent liabilities recognized by the Group were included in the Group’s other payables and accrued liabilities account.

Comparative information	w) Comparative information Certain items in prior years consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.
Recent issued or adopted accounting standards

x)  Recent issued or adopted accounting standards

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments in this ASU requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. All other entities shall adopt the amendments in this ASU for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. In July 2018, the FASB issued ASU No. 2018-11, “Leases (Topic 842)–Targeted Improvements”, which provide another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date (such as January 1, 2019, for calendar year-end public business entities) and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. In November 2019, the FASB issued ASU No. 2019-10, “Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842)-Effective date”, which defer the effective date for all other entities by an additional year to for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Group, as an emerging growth company, is taking advantage of the extended transition period offered to private entities and will adopt the amendments in this ASU for its fiscal year ending June 30, 2022. The Group is currently evaluating the impact on its consolidated financial position and results of operations upon adopting the leasing standard.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this ASU require the measurement and recognition of expected credit losses for financial assets held at amortized cost. The amendments in this ASU replace the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. For public entities, the amendments in these ASUs are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. As a result of the issuance of ASU No. 2019-10 as discussed above, the effective date of ASU No. 2016-13 and its subsequent updates for all other entities was deferred to for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group is currently evaluating the impact on its consolidated financial position and results of operations upon adopting these amendments.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments in this ASU eliminate, add and modify certain disclosure requirements for fair value measurements. The amendments in this ASU, among other things, require public companies to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect the adoption of these amendments to have a material impact on its consolidated financial position and results of operations.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group’s consolidated financial position and results of operations upon adoption.